Consolidated Statements of Changes in Shareholders’ Equity (Parenthetical) - $ / shares		12 Months Ended
	Apr. 23, 2015	Dec. 31, 2015
Consolidated Statements of Changes in Shareholders’ Equity
Decrease in common stock (per share)	$ 3.00	$ 3.00